DEBT (Details - Promissory Notes Payable) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes Payable	$ 1,200,000	$ 2,200,000
Unamortized Discount	(172,293)	(441,604)
Notes Payable, net	$ 1,027,707	$ 1,758,396